Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Book value		$ 2,035,447		$ 2,403,098		$ 1,490,369	$ 295,514
Restricted cash, Book value		329,180		419,447
Derivative assets, Book value		37,187		18,965
Notes receivable net, Book value		23,359	[1],[2]	116,197	[3]
Assets, Book value		2,425,173		2,957,707
Debt, Book value	[4]	27,873,900		29,806,843
Derivative liabilities, Book value				21
Guarantee, Book value		51,804		47,380
Liabilities, Book value		27,925,704		29,854,244
Cash and cash equivalents, Fair value		2,035,447		2,403,098
Restricted cash, Fair Value		329,180		419,447
Derivative assets, Fair value		37,187		18,965
Notes receivable net, Fair Value		23,359		116,197
Assets, Fair value		2,425,173		2,957,707
Debt, Fair value		28,203,635		29,915,965
Derivative liabilities, Fair value				21
Guarantee, Fair value		51,804		46,827
Liabilities, Fair value		28,255,439		29,962,813
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair value		2,035,447		2,403,098
Restricted cash, Fair Value		329,180		419,447
Assets, Fair value		2,364,627		2,822,545
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, Fair value		37,187		18,965
Notes receivable net, Fair Value		23,359		116,197
Assets, Fair value		60,546		135,162
Debt, Fair value		28,203,635		29,915,965
Derivative liabilities, Fair value				21
Liabilities, Fair value		28,203,635		29,915,986
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantee, Fair value		51,804		46,827
Liabilities, Fair value		$ 51,804		$ 46,827

[1]	As of December 31, 2016, we did not have an allowance for credit losses on notes receivables and there was no activity recorded for credit losses during the year ended December 31, 2016.
[2]	In December 2016, the ALS Note Receivable was repaid. Please refer to Note 28-Variable Interest Entities for further details.
[3]	As of December 31, 2015, we did not have an allowance for credit losses on notes receivables. We recognized a $2.0 million provision, which was used upon termination of the related leases during the year ended December 31, 2015.
[4]	Excludes debt issuance costs and debt discounts.